Document and Entity Information	Jul. 23, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001492422
Document Type	8-K
Document Period End Date	Jul. 23, 2021
Entity Registrant Name	Apellis Pharmaceuticals, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38276
Entity Tax Identification Number	27-1537290
Entity Address, Address Line One	100 Fifth Avenue
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	(617)
Local Phone Number	977-5700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	APLS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false